PLANT AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
PLANT AND EQUIPMENT, NET
Property and equipment, gross	$ 343,981		$ 350,555
Less: accumulated depreciation	(184,055)		(101,661)
Total	159,926		248,894
Depreciation expenses	84,838	$ 5,937
Impairment	0	$ 0
Leasehold improvement
PLANT AND EQUIPMENT, NET
Property and equipment, gross	293,565		299,175
Machinery and equipment
PLANT AND EQUIPMENT, NET
Property and equipment, gross	29,307		29,867
Office equipment
PLANT AND EQUIPMENT, NET
Property and equipment, gross	$ 21,109		$ 21,513